Warrant Liabilities (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Public warrants redemption description	If, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share	If, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share
Proceeds from issuance of warrants	$ 115,000	$ 13,800,000
Warrants and outstanding shares		6,100,000
Warrant liabilities	63,544,000	$ 58,062,000
Gain on change in fair value of warrant liabilities	$ 5,500,000	$ 15,800,000
Warrant [Member]
Warrant exercise price	$ 11.50	$ 11.50
Warrants exercised	100	1,200
Common Class A [Member]
Redemption trigger price per share	$ 18.00	$ 18.00
Warrants exercised, shares	100	1,200
Public Warrants [Member]
Warrant exercise price	$ 0.01	$ 0.01
Warrant expiration date	Apr. 06, 2026	Apr. 06, 2026
Warrants term	5 years	5 years
Warrants outstanding	$ 1,149,870,000
Warrants and outstanding shares		11,498,800
Public Warrants [Member] | Common Class A [Member]
Warrant exercise price	$ 11.50	$ 11.50
Private Warrants [Member]
Warrants outstanding	$ 6,100,000
Private Warrants [Member] | Common Class A [Member]
Warrant exercise price	$ 11.50	$ 11.50
Private Placement Warrants [Member]
Warrants and outstanding shares		6,100,000